Subsequent Events	12 Months Ended
Dec. 31, 2023
Events after the reporting date
Disclosure of events after reporting period [text block]

In January 2024, the Company announced it had entered into a clinical trial collaboration and supply agreement with Merck & Co., Inc. to evaluate its anti-PD-1 therapy KEYTRUDA® (pembrolizumab) in combination with LAVA-1207. Under the terms of this agreement, we will be provided with pembrolizumab for the dose escalation and expansion phases of our ongoing Phase 1/2a study of LAVA-1207 (NCT05369000) (KEYNOTE-F73), with the combination arm expected to be initiated in the first half of 2024. Other than providing pembrolizumab to the Company for the Company’s ongoing LAVA 1207 1/2a study, the collaboration with Merck & Co., Inc does not have any financial impact on the Company.